Financial results, net (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Finance income:
Interest income	$ 740	$ 704	$ 619
Foreign exchange gain	939	165	573
Dividends income	82	68	72
Total finance income	1,761	937	1,264
Finance costs:
Interest expenses	(7,745)	(6,092)	(2,330)
Loss on debt swap (Note 19)	(2,228)
Foreign exchange loss	(10,803)	(1,240)	(2,620)
Other finance costs	(356)	(743)	(621)
Subtotal finance costs	(21,132)	(8,075)	(5,571)
Capitalized finance costs	74	3
Total finance costs	(21,058)	(8,072)	(5,571)
Other financial results:
Fair value gain of financial assets and liabilities at fair value through profit or loss, net	426	2,928	(1,445)
Gain on derivative financial instruments, net	170	112	927
Total other financial results	596	3,040	(518)
Total financial results, net	$ (18,701)	$ (4,095)	$ (4,825)